STOCK BASED COMPENSATION (Details)	9 Months Ended
Sep. 30, 2020 shares
Number of options outstanding:
2018 Equity incentive plan	7,418,344
Options granted not part of a shareholder approved plan	2,200,000
September 30, 2020	9,618,344